STOCKHOLDERS’ EQUITY (Details Narrative)																																						1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 27, 2024 USD ($) $ / shares shares	Apr. 29, 2024 USD ($) $ / shares shares	Apr. 24, 2024 USD ($) $ / shares shares	Apr. 16, 2024 USD ($) $ / shares shares	Apr. 15, 2024 USD ($) $ / shares shares	Apr. 02, 2024 USD ($) $ / shares shares	Mar. 26, 2024 USD ($) $ / shares shares	Mar. 22, 2024 USD ($) $ / shares shares	Mar. 20, 2024 USD ($) $ / shares shares	Feb. 16, 2024 USD ($) $ / shares shares	Feb. 05, 2024 USD ($) $ / shares shares	Feb. 02, 2024 USD ($) $ / shares shares	Feb. 01, 2024 USD ($) $ / shares shares	Jan. 12, 2024 USD ($) $ / shares shares	Jan. 02, 2024 USD ($) $ / shares shares	Dec. 29, 2023 USD ($) $ / shares shares	Dec. 18, 2023 USD ($) $ / shares shares	Nov. 11, 2023 USD ($) $ / shares shares	Oct. 16, 2023 USD ($) $ / shares shares	Oct. 04, 2023 USD ($) $ / shares shares	Sep. 21, 2023 shares	Sep. 20, 2023 USD ($) $ / shares shares	Sep. 02, 2023 USD ($) $ / shares shares	Aug. 15, 2023 USD ($) $ / shares shares	Jul. 20, 2023 USD ($) $ / shares shares	Jul. 11, 2023 USD ($) $ / shares shares	Jul. 10, 2023 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 23, 2023 USD ($) $ / shares shares	May 02, 2023 USD ($) $ / shares shares	May 01, 2023 USD ($) $ / shares shares	Apr. 20, 2023 USD ($) $ / shares shares	Oct. 17, 2022 $ / shares shares	Jul. 11, 2022 USD ($) $ / shares shares	Jul. 11, 2022 USD ($) $ / shares	Apr. 28, 2022 USD ($) $ / shares shares	Jan. 28, 2022 USD ($) $ / shares	Jan. 31, 2024 USD ($)	Apr. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Jan. 31, 2022 USD ($) $ / shares shares	Jul. 31, 2024 USD ($) $ / shares shares	Jul. 31, 2023 USD ($) shares	Jul. 31, 2024 USD ($) $ / shares shares	Jul. 31, 2023 USD ($) shares	Oct. 31, 2023 USD ($) $ / shares shares	Oct. 31, 2022 USD ($) $ / shares shares	Jun. 19, 2024 $ / shares	Feb. 26, 2024 $ / shares	Oct. 31, 2021 $ / shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share Price | $ / shares																			$ 5.40
Stock Issued During Period, Value, Issued for Services																																											$ 80,159	$ 694,500	$ 80,160	$ 366,659
Debt Instrument, Convertible, Conversion Price | $ / shares					$ 12.60	$ 3.40		$ 2.00		$ 2.60			$ 4.80	$ 5.80		$ 6.20	$ 6.80
Debt Conversion, Converted Instrument, Amount					$ 221,449								$ 574,779
Debt Conversion, Converted Instrument, Rate			100.00%
Stock Issued During Period, Value, New Issues																																													372,000	$ 372,000	$ 60,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term																																												5 years		5 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate																																												137.10%		137.10%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate																																												0.00%		0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price | $ / shares																																														$ 22.40
Aggregate authorized shares | shares																																														25,000,000
Common Stock, Shares Authorized | shares																																										24,500,000		24,500,000		24,500,000	24,500,000
Common stock, par value | $ / shares																																										$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Preferred Stock, Shares Authorized | shares																																										500,000		500,000		500,000	500,000
Preferred Stock, Par or Stated Value Per Share | $ / shares																																										$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Stock-based compensation expense																																										$ 238,322	$ 785,962	$ 1,150,852	896,947	$ 1,044,261	$ 6,202
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount																																														267,659
Proceeds from Issuance of Common Stock																																													$ 452,160	738,659	60,543
Resale amendment agreement, description																												the Company issued a Form S-1/A, which registered for resale (i) up to
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures | shares																			50,000
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures																			$ 271,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights																			The restricted stock grant vests over a period of two years, with 25% of the shares of restricted stock vesting six months after the Peterson Employment Agreement Effective Date, and the remainder vesting in equal tranches on each of the 12-, 18-, and 24-month anniversary dates of the Peterson Employment Agreement
Employee Benefits and Share-Based Compensation																																														3,341
Warrant instrument, term																																									3 years
New Modified Terms [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Outstanding | shares																						22,592					122,474
Original Issue Terms [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Outstanding | shares																						27,994					97,979
2022 Equity Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock-based compensation expense																																														440,219	$ 0
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount																																														$ 1,064,781
GPL Ventures LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share Price | $ / shares																																				$ 5.80
Stock Issued During Period, Shares, New Issues | shares																																				225,000
Stock Issued During Period, Value, New Issues																																				$ 1,322,933
Common stock, par value | $ / shares																																				$ 0.0001
IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues | shares																																							18,750
Debt Instrument, Face Amount																																							$ 4,500,000
Shares Issued, Price Per Share | $ / shares																																							$ 60.00
Proceeds from Issuance of Common Stock																																							$ 6,000,000
Sale of Stock, Number of Shares Issued in Transaction | shares																																100,000							100,000
Sale of Stock, Price Per Share | $ / shares																																$ 60.00							$ 60.00
Percentage of outstanding principal balance																																							25.00%
Percentage of public offering price																																								110.00%
Over-Allotment Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																																$ 66.00								$ 66.00
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares																																5,000								5,000
Percentage of public offering price																																110.00%
Measurement Input, Share Price [Member] | New Modified Terms [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share Price | $ / shares																6.20						$ 11.40					$ 30.60
Measurement Input, Share Price [Member] | Original Issue Terms [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share Price | $ / shares																6.20						11.40					28.60
Measurement Input, Exercise Price [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant measurement input																																									50
Measurement Input, Exercise Price [Member] | New Modified Terms [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price | $ / shares																10.00						2.20					16.00
Measurement Input, Exercise Price [Member] | Original Issue Terms [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price | $ / shares																$ 24.00						$ 20.60					$ 20.60
Measurement Input, Expected Term [Member] | New Modified Terms [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term																5 years						3 years					3 years
Measurement Input, Expected Term [Member] | Original Issue Terms [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term																5 years						3 years					3 years
Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant measurement input																																									92
Measurement Input, Option Volatility [Member] | New Modified Terms [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate																137.10%						148.00%					136.00%
Measurement Input, Option Volatility [Member] | Original Issue Terms [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate																137.10%						148.00%					136.00%
Measurement Input, Expected Dividend Rate [Member] | New Modified Terms [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate																0.00%						0.00%					0.00%
Measurement Input, Expected Dividend Rate [Member] | Original Issue Terms [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate																0.00%						0.00%					0.00%
Measurement Input, Discount Rate [Member] | New Modified Terms [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant measurement input																3.84						4.82					4.54
Measurement Input, Discount Rate [Member] | Original Issue Terms [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant measurement input																3.84						4.82					4.54
June Two Thousand Twenty Four S P A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues | shares	74,461
Class of Warrant or Right, Outstanding | shares	37,231
Warrants Not Settleable in Cash, Fair Value Disclosure	$ 257,701
June Two Thousand Twenty Four S P A [Member] | Measurement Input, Share Price [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share Price | $ / shares	$ 6.00
June Two Thousand Twenty Four S P A [Member] | Measurement Input, Exercise Price [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price | $ / shares	$ 7.90500
June Two Thousand Twenty Four S P A [Member] | Measurement Input, Expected Term [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term	5 years
June Two Thousand Twenty Four S P A [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	132.52%
June Two Thousand Twenty Four S P A [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%
June Two Thousand Twenty Four S P A [Member] | Measurement Input, Discount Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt Instrument, Measurement Input	4.29
Second Tranche [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued | shares											94,417	94,417
Debt Instrument, Convertible, Conversion Price | $ / shares											$ 3.60	$ 3.40
Gain (Loss) on Extinguishment of Debt											$ 64,334	$ 48,094
Debt Conversion, Converted Instrument, Amount											339,334	323,094
First Tranche [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt Instrument, Convertible, Conversion Price | $ / shares					$ 12.60								$ 4.80
Debt Conversion, Converted Instrument, Amount					$ 221,449								$ 574,779
Stock Issued During Period, Shares, New Issues | shares					17,576								119,796
Share-Based Payment Arrangement, Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price | $ / shares																																										$ 10.40		$ 10.40		$ 10.40
Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues | shares																															35,000
Stock Issued During Period, Value, New Issues																															$ 1,505,000
Shares Issued, Price Per Share | $ / shares																															$ 43.00
Stock-based compensation expense																																														$ 96,016	$ 0
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount																																														177,259
Convertible Notes Payable [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued | shares						257,500		42,917		42,917			91,965	18,393		18,393	18,393
Debt Instrument, Convertible, Conversion Price | $ / shares						$ 3.40		$ 2.00		$ 2.60			$ 4.80	$ 5.80		$ 6.20	$ 6.80
Debt conversion converted instrument value issued														$ 105,575		$ 114,036	$ 125,072
Cash payments made to investor						$ 32,247								49,935		35,837	36,698
Gain (Loss) on Extinguishment of Debt						131,165		$ 180,566		$ 20,547			$ 391,447	30,510		24,873	36,770
Debt Conversion, Converted Instrument, Amount														128,750		128,750	128,750
Debt Instrument, Face Amount														$ 125,000		$ 125,000	125,000
Debt Conversion, Converted Instrument, Rate														103.00%
Convertible Notes Payable [Member] | October 2023 SPA [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt Instrument, Face Amount																				$ 3,500,000
Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Share Price [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share Price | $ / shares															$ 6.40					$ 11.00
Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Exercise Price [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price | $ / shares															$ 10.00					$ 24.00
Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Expected Term [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term															5 years					5 years
Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate															137.10%					137.10%
Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate															0.00%					0.00%
Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Discount Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt Instrument, Measurement Input															3.93					4.72
Convertible Notes Payable [Member] | Second Tranche [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Gain (Loss) on Extinguishment of Debt											64,334	48,094
Debt Conversion, Converted Instrument, Amount											283,250	283,250
Debt Instrument, Face Amount											$ 275,000	$ 275,000
Debt Conversion, Converted Instrument, Rate											103.00%
Convertible Notes Payable [Member] | Second Tranche [Member] | October 2023 SPA [Member] | Measurement Input, Share Price [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share Price | $ / shares															$ 6.40	$ 6.40
Convertible Notes Payable [Member] | Second Tranche [Member] | October 2023 SPA [Member] | Measurement Input, Exercise Price [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price | $ / shares															$ 10.00	$ 11.00
Convertible Notes Payable [Member] | Second Tranche [Member] | October 2023 SPA [Member] | Measurement Input, Expected Term [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term															5 years	5 years
Convertible Notes Payable [Member] | Second Tranche [Member] | October 2023 SPA [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate															137.10%	137.10%
Convertible Notes Payable [Member] | Second Tranche [Member] | October 2023 SPA [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate															0.00%	0.00%
Convertible Notes Payable [Member] | Second Tranche [Member] | October 2023 SPA [Member] | Measurement Input, Discount Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt Instrument, Measurement Input															3.93	3.93
Convertible Notes Payable [Member] | First Tranche [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Gain (Loss) on Extinguishment of Debt						131,165		180,566		20,547			391,447
Debt Conversion, Converted Instrument, Amount						772,500		128,750		128,750			643,750
Debt Instrument, Face Amount						$ 750,000		125,000		125,000			625,000
Debt Conversion, Converted Instrument, Rate						103.00%
Convertible Notes Payable [Member] | First Tranche [Member] | October 2023 SPA [Member] | Measurement Input, Share Price [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share Price | $ / shares																$ 11.00
Convertible Notes Payable [Member] | First Tranche [Member] | October 2023 SPA [Member] | Measurement Input, Exercise Price [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price | $ / shares																$ 26.40
Convertible Notes Payable [Member] | First Tranche [Member] | October 2023 SPA [Member] | Measurement Input, Expected Term [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term																5 years
Convertible Notes Payable [Member] | First Tranche [Member] | October 2023 SPA [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate																137.10%
Convertible Notes Payable [Member] | First Tranche [Member] | October 2023 SPA [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate																0.00%
Convertible Notes Payable [Member] | First Tranche [Member] | October 2023 SPA [Member] | Measurement Input, Discount Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt Instrument, Measurement Input																4.72
Convertible Notes Payable One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt Conversion, Converted Instrument, Amount						$ 881,165		$ 84,117		$ 113,300			$ 441,428	$ 105,575		$ 114,036	$ 125,072
April Two Thousand Twenty Four Debt Financing [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt Instrument, Convertible, Conversion Price | $ / shares			$ 5.00
Stock Issued During Period, Shares, New Issues | shares			37,500
Debt Instrument, Face Amount			$ 720,000
Senior Secured Convertible Promissory Note [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt Instrument, Face Amount			$ 800,000
Senior Secured Convertible Promissory Note [Member] | October 2023 SPA [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt Instrument, Convertible, Conversion Price | $ / shares																				$ 24.00
Debt Instrument, Face Amount																				$ 2,000,000
Class of Warrant or Right, Outstanding | shares															22,279					43,336
Warrants Not Settleable in Cash, Fair Value Disclosure															$ 98,708					$ 332,630
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																				$ 24.00
Senior Secured Convertible Promissory Note [Member] | June Two Thousand Twenty Four S P A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt Instrument, Face Amount	$ 400,000
Senior Secured Convertible Promissory Note [Member] | Second Tranche [Member] | October 2023 SPA [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Outstanding | shares															22,279	2,750
Warrants Not Settleable in Cash, Fair Value Disclosure															$ 98,708	$ 14,753
Senior Secured Convertible Promissory Note [Member] | First Tranche [Member] | October 2023 SPA [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Outstanding | shares																4,167
Warrants Not Settleable in Cash, Fair Value Disclosure																$ 38,029
Consultants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Value, Issued for Services																										$ 121,000			$ 88,000	$ 52,500
Stock-based compensation expense																																$ 25,000
Consultants [Member] | Marketing Services Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Issued for Services | shares		30,000					50,000		5,000
Share Price | $ / shares		$ 7.40					$ 7.40		$ 2.20
Stock Issued During Period, Value, Issued for Services		$ 220,800					$ 368,000		$ 10,500
Marketing Expense							$ 100,000																															$ 30,000
Investors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt Conversion, Converted Instrument, Amount																																					$ 9,000,000
Shares Issued, Price Per Share | $ / shares																																	$ 5.80				$ 5.80
Investors [Member] | IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt Instrument, Convertible, Conversion Price | $ / shares																																					$ 41.00
Debt Instrument, Face Amount																																					$ 4,500,000
Shares Issued, Price Per Share | $ / shares																																					$ 60.00
Investors [Member] | April Two Thousand Twenty Four Debt Financing [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt Instrument, Convertible, Conversion Price | $ / shares			$ 8.00	$ 9.80
Stock Issued During Period, Shares, New Issues | shares			37,500	37,500
Stock Issued During Period, Value, New Issues			$ 301,500	$ 366,000
Consultant [Member] | Share-Based Payment Arrangement, Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross | shares																								6,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price | $ / shares																								$ 10.40
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period																								24 months
Share based compensation arrangement by share based payment award options grant in period fair value1																								$ 55,711
Director [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Employee Benefits and Share-Based Compensation																																			$ 50,000
Director [Member] | Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share Price | $ / shares																																		$ 5.80	$ 5.80													$ 6.00
Stock Issued During Period, Shares, New Issues | shares																																		3,000
Stock Issued During Period, Value, New Issues																																		$ 15,000
Shares Issued, Price Per Share | $ / shares																																		$ 0.0001	$ 0.0001
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value																																		$ 88,200
Stock-based compensation expense																																										$ 7,720		$ 184,980		88,200	$ 0
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount																																										$ 126,830		$ 126,830		0
Executives [Member] | Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues | shares																																	55,000														55,000
Stock Issued During Period, Value, New Issues																																															$ 323,400
Stock-based compensation expense																																														161,700	6,202
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount																																														155,498
Mr Frank Ingriselli [Member] | Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues | shares																									10,000
Stock Issued During Period, Value, New Issues																									$ 213,000
Shares Issued, Price Per Share | $ / shares																									$ 21.40
Four Outside Director [Member] | Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share Price | $ / shares																							$ 12.80
Stock Issued During Period, Shares, New Issues | shares																							21,250
Stock Issued During Period, Value, New Issues																							$ 273,275
Shares Issued, Price Per Share | $ / shares																							$ 0.0001
Stock-based compensation expense																																														96,016	$ 0
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount																																														$ 177,259
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Issued for Services | shares																		10,000								5,000			5,000	1,250													2,400	95,000	2,400	14,275
Stock Issued During Period, Value, Issued for Services																																												$ 10		$ 1
Stock Issued During Period, Shares, New Issues | shares																																625								20,000					20,000	20,000	500
Stock Issued During Period, Value, New Issues																																													$ 2	$ 2
Common stock, par value | $ / shares																										$ 0.0001														$ 0.0001
Shares Issued, Price Per Share | $ / shares																										$ 24.20			$ 17.60	$ 42.00		$ 40.00								$ 20.00
Proceeds from Issuance of Common Stock																																								$ 400,000
Common Stock [Member] | Two Accredited Investors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares, Issued | shares																																								20,000
Common Stock [Member] | Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues | shares																							21,250
Stock Issued During Period, Value, New Issues																							$ 273,275
Common stock, par value | $ / shares																							$ 0.0001
Shares Issued, Price Per Share | $ / shares																							$ 12.80
Common Stock [Member] | Convertible Notes Payable [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues | shares					17,576								119,796
Common Stock [Member] | April Two Thousand Twenty Four Debt Financing [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt Instrument, Convertible, Conversion Price | $ / shares			$ 9.80
Common Stock [Member] | Vendor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Issued for Services | shares																		10,000
Share Price | $ / shares																		$ 9.60
Stock Issued During Period, Value, Issued for Services																		$ 95,200
Common Stock [Member] | Consultants [Member] | Marketing Services Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Marketing Expense		$ 30,000
Common Stock [Member] | Marcum LLP [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues | shares																												2,400
Stock Issued During Period, Value, New Issues																												$ 80,159
Common stock, par value | $ / shares																												$ 0.0001
Shares Issued, Price Per Share | $ / shares																												$ 33.40
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share Price | $ / shares																																$ 66.00
Stock Issued During Period, Shares, New Issues | shares																					22,592											50,000
Class of Warrant or Right, Outstanding | shares																																									125,973
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price | $ / shares																																										$ 15.20		$ 15.20		$ 22.40
Equity fair value																																					$ 994,091				$ 994,091
Warrant instrument, term																																									3 years
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																											$ 16.00														$ 20.60
Warrant or Right, Reason for Issuance, Description																						(i) reduce the exercise price of the warrant from an exercise price of					i) the exercise price was reduced from
Proceeds from Issuance or Sale of Equity																											$ 146,938
Proceeds from Issuance of Warrants																											1,812,635
Warrant [Member] | New Modified Terms [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from Issuance or Sale of Equity																$ 100,000						$ 1,000					$ 300,000
Warrant [Member] | Investors [Member] | IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercisable, rate																																									50